Available-for-Sale Investments (Tables)	12 Months Ended
Mar. 31, 2014
Investments Debt And Equity Securities [Abstract]
Summary of Available-for-Sale Debt and Equity Securities

The following is a summary of available-for-sale debt and equity securities as of March 31, 2014 and 2013:

	Cost		Net unrealized gains		Fair values
	2014 US$	2013 US$	2014 US$	2013 US$	2014 US$	2013 US$
Current assets:
Unlisted investments	1,000,000	—	50,500	—	1,050,500	—
Listed equity securities	—	3,138	—	14,015	—	17,153

	1,000,000	3,138	50,500	14,015	1,050,500	17,153
Non-current assets:
Unlisted investments	—	1,000,000	—	45,200	—	1,045,200

	1,000,000	1,003,138	50,500	59,215	1,050,500	1,062,353